SHAREHOLDER LETTER

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Your Fund's Goal: Franklin Growth and Income Fund seeks capital appreciation and secondarily, current income, by investing primarily in common stocks or securities convertible into common stock.
--------------------------------------------------------------------------------

Dear Shareholder:

We are pleased to bring you this semiannual report for Franklin Growth and Income Fund, which covers the period ended December 31, 2000. Effective August 10, 2000, the Fund changed its name from Franklin Equity Fund to Franklin Growth and Income Fund to better reflect its goal.

The six-month period under review was marked by a tumultuous stock market resulting from economic uncertainty and a drawn-out U.S. presidential election. After enjoying one of the longest economic expansions in history, the U.S. economy started to show signs of weakening. The Federal Reserve Board continued its tightening stance until December when it shifted its policy focus from concern over higher inflation to concern over slowing economic growth. Gross domestic product, employment figures, housing


CONTENTS

Shareholder Letter ....................................................      1

Performance Summary ...................................................      6

Financial Highlights & Statement of Investments .......................      8

Financial Statements ..................................................     16

Notes to Financial Statements .........................................     20

                                 FUND CATEGORY
                                [PYRAMID CHART]

The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 12.

PORTFOLIO BREAKDOWN
Based on Total Net Assets
12/31/00

                                  [BAR CHART]

Electric Technology                             24.8%
Health Technology                               11.9%
Finance                                         11.3%
Technology Services                              8.0%
Industrial Services                              4.7%
Utilities                                        4.7%
Consumer Non-Durables                            4.2%
Energy Minerals                                  4.0%
Transportation                                   3.8%
Communications                                   3.6%
Producer Manufacturing                           3.2%
Other Industries                                 9.6%
Short-Term Investments & Other Net Assets        6.2%



turnover and retail sales all decelerated in the last six months of 2000. Amid numerous profit warnings, second-tier companies as well as stalwarts such as Microsoft, Intel and Dell revised their earnings expectations downward. Within this environment, Franklin Growth and Income Fund - Class A delivered a -10.77% cumulative total return for the six months ended December 31, 2000, as shown in the Performance Summary beginning on page 6. The Russell 1000(R) Index, the Fund's benchmark, returned -8.50% for the same time.(1)

We continued to focus on leading companies with superior return and growth characteristics from within each market segment. We also emphasized investing in profitable business models and on being fully diversified.

The Fund's strongest performing areas were energy, which benefited from positive supply and demand fundamentals; pharmaceuticals, where consistent earnings were rewarded; and financials, where valuations where cheap on a relative basis. Companies held in the Fund that excelled during the period were all leaders in their fields and include Enron, an energy company that is also expanding into the broadband trading market; pharmaceutical company Abbott Laboratories;


1. Source: Standard and Poor's Micropal. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 89% of the total market capitalization of the Russell 3000 Index. The index is unmanaged and includes reinvested distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

tobacco and food manufacturer Philip Morris; and American International Group, a global insurer. We initiated a position in Southern Energy due to the power generation industry's optimistic fundamental outlook and its cheap valuation. In the pharmaceutical industry, we purchased shares in American Home Products due to its superior drug pipeline and attractive valuation. We increased our weightings in energy minerals from 3.0% of total net assets on June 30, 2000, to 4.0% on December 31, 2000, and health technology from 8.5% to 11.9% of total net assets for the same period.

Of course, as might be expected, not every sector performed well. After many years of outstanding performance, technology underperformed as the sector suffered from several downward earnings revisions due to a softer economy and valuations that were still too high. Among the notable companies that announced earnings warnings were Nortel Networks and Intel. Although we reduced our technology exposure during the reporting period, we remained slightly overweight in this sector relative to our benchmark, negatively impacting our portfolio. On December 31, 2000, the Fund's electronic technology and technology services weightings equaled 32.8% of total net assets. This significant exposure to a single sector may


TOP 10 HOLDINGS
12/31/00

COMPANY                                                                % OF TOTAL
INDUSTRY                                                               NET ASSETS
--------------------------------------------------------------------------------
Enron Corp. .......................................................       2.1%
Industrial Services

Philip Morris Cos. Inc. ...........................................       2.0%
Consumer Non-Durables

Cisco Systems Inc. ................................................       1.9%
Electronic Technology

Nokia Corp., ADR ..................................................       1.9%
Electronic Technology

Capital One Financial Corp. .......................................       1.8%
Finance

Pfizer Inc. .......................................................       1.8%
Health Technology

Genentech Inc. ....................................................       1.8%
Health Technology

VERITAS Software Corp. ............................................       1.7%
Technology Services

American International Group ......................................       1.7%
Finance

Concord EFS Inc. ..................................................       1.7%
Commercial Services

result in the Fund experiencing greater volatility than a fund with a more broadly diversified portfolio.(2)

Other areas of weakness included retail, where reduced consumer spending hampered retail sales, and telecommunications, where pricing deteriorated faster than expected and funding has become a problem. Fortunately, our underweighted position in both industries somewhat mitigated the adverse effect of their disappointing performance.

Looking forward, we will continue to focus on leading companies in industries with strong growth trends. Despite the recent weakness in technology, we hold a positive outlook for the sector, which still exhibits superior growth opportunities and where valuations have become more realistic. We are also optimistic about the positive fundamentals and growth forecasts for the energy and pharmaceutical industries. Although




2. There are specific risks to investing in the technology industry, which can be subject to abrupt or erratic price movements due to the rapid pace of product change and development and significant competitive pressures. Electronic technology and technology service companies, in particular, face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete.

we expect equity market volatility to continue, we hope to use this to our advantage, as we search for great companies with strong growth prospects at attractive valuations.

Sincerely,

/s/ Serena Perin Vinton
-----------------------

Serena Perin Vinton, CFA
Portfolio Manager
Franklin Growth and Income Fund

--------------------------------------------------------------------------------
This discussion reflects our views, opinions and portfolio holdings as of December 31, 2000, the end of the reporting period. The information provided is not a complete analysis of every aspect of any country, industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CLASS A: Subject to the current, maximum 5.75% initial sales charge. Prior to 8/3/98, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ. Effective 5/1/94, the Fund implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: No initial sales charge or Rule 12b-1 fees and are available to a limited class of investors.
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY AS OF 12/31/00

Distributions and returns will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of operating expenses for each class. All total returns include reinvested distributions at net asset value.

PRICE AND DISTRIBUTION INFORMATION


CLASS A                                            CHANGE     12/31/00     6/30/00
-----------------------------------------------------------------------------------
Net Asset Value (NAV) ..................           -$2.89    $   14.12    $   17.01
DISTRIBUTIONS (7/1/00 - 12/31/00)
Dividend Income ........................        $  0.0099
Short-Term Capital Gain ................        $  0.2732
Long-Term Capital Gain .................        $  0.7463
                                                   ------
Total ..................................        $  1.0294


CLASS B                                            CHANGE     12/31/00     6/30/00
-----------------------------------------------------------------------------------
Net Asset Value (NAV) ..................           -$2.91    $   13.88    $   16.79
DISTRIBUTIONS (7/1/00 - 12/31/00)
Short-Term Capital Gain ................       $   0.2732
Long-Term Capital Gain .................       $   0.7463
                                                   ------
Total ..................................       $   1.0195


CLASS C                                            CHANGE     12/31/00     6/30/00
-----------------------------------------------------------------------------------
Net Asset Value (NAV) ..................           -$2.90    $   13.75    $   16.65

DISTRIBUTIONS (7/1/00 - 12/31/00)
Short-Term Capital Gain ................       $   0.2732
Long-Term Capital Gain .................       $   0.7463
                                                   ------
Total ..................................       $   1.0195


ADVISOR CLASS                                    CHANGE     12/31/00     6/30/00
-----------------------------------------------------------------------------------
Net Asset Value (NAV) ..................           -$2.90    $   14.15    $   17.05

DISTRIBUTIONS (7/1/00 - 12/31/00)
Dividend Income ........................       $   0.0357
Short-Term Capital Gain ................       $   0.2732
Long-Term Capital Gain .................       $   0.7463
                                                   ------
Total ..................................       $   1.0552

For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton Investments at 1-800/342-5236.

PERFORMANCE


CLASS A                            6-MONTH     1-YEAR      5-YEAR       10-YEAR
--------------------------------------------------------------------------------
Cumulative Total Return(1)         -10.77%      +0.45%     +169.87%     +404.06%

Average Annual Total Return(2)     -15.91%      -5.32%      +20.52%      +16.87%

Value of $10,000 Investment(3)   $  8,409     $ 9,468     $ 25,423    $  47,534

                                                                     INCEPTION
CLASS B                                          6-MONTH   1-YEAR      (1/1/99)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                       -11.09%   -0.28%       +50.57%

Average Annual Total Return(2)                   -14.40%   -3.99%       +21.06%

Value of $10,000 Investment(3)                   $8,560   $9,601       $14,657

                                                                       INCEPTION
CLASS C                            6-MONTH       1-YEAR     5-YEAR      (5/1/95)
--------------------------------------------------------------------------------
Cumulative Total Return(1)         -11.13%       -0.36%     +159.37%   +211.93%

Average Annual Total Return(2)     -12.85%       -2.27%      +20.74%    +21.99%

Value of $10,000 Investment(3)     $8,715       $9,773      $25,663    $30,868

ADVISOR CLASS(4)                   6-MONTH      1-YEAR     5-YEAR      10-YEAR
--------------------------------------------------------------------------------
Cumulative Total Return(1)         -10.66%      +0.74%    +175.54%     +414.65%

Average Annual Total Return(2)     -10.66%      +0.74%     +22.47%      +17.80%

Value of $10,000 Investment(3)     $8,934     $10,074     $27,554      $51,465


1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class. Six-month return has not been annualized.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the current, applicable, maximum sales charge(s) for that class.

4. Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or Rule 12b-1 plans. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge and including the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, an actual Advisor Class figure is used reflecting a deduction of all charges and fees applicable to that class. Since 1/2/97 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +124.08% and +22.35%.

--------------------------------------------------------------------------------
Ongoing stock market volatility can dramatically change the Fund's short-term performance; current results may differ. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------


Past performance does not guarantee future results.                           7

FRANKLIN GROWTH AND INCOME FUND
Financial Highlights

                                                                                         CLASS A
                                                   --------------------------------------------------------------------------------
                                                   SIX MONTHS ENDED                     YEAR ENDED JUNE 30,
                                                   DECEMBER 31, 2000  -------------------------------------------------------------
                                                      (UNAUDITED)          2000         1999         1998      1997            1996
                                                   --------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..........    $    17.00         $    11.67     $  10.99    $  10.16    $   8.26      $   7.24
                                                   --------------------------------------------------------------------------------
Income from investment operations:
 Net investment income(a) .....................           .02                .01          .06         .05         .05           .06
 Net realized and unrealized gains (losses) ...         (1.87)              5.90         1.25        2.08        2.34          1.48
                                                   --------------------------------------------------------------------------------
Total from investment operations ..............         (1.85)              5.91         1.31        2.13        2.39          1.54
                                                   --------------------------------------------------------------------------------
Less distributions from:
 Net investment income ........................          (.01)              (.01)        (.05)       (.05)       (.06)         (.06)
 Net realized gains ...........................         (1.02)              (.57)        (.58)      (1.25)       (.43)         (.46)
                                                   --------------------------------------------------------------------------------
Total distributions ...........................         (1.03)              (.58)        (.63)      (1.30)       (.49)         (.52)
                                                   --------------------------------------------------------------------------------
Net asset value, end of period ................    $    14.12         $    17.00     $  11.67    $  10.99    $  10.16      $   8.26
                                                   ================================================================================
Total return(b) ...............................        (10.77)%            52.09%       13.01%      22.43%      29.75%        22.16%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .............    $1,087,128         $1,165,175     $708,607    $613,835    $462,972      $366,602
Ratios to average net assets:
 Expenses .....................................           .86%(c)            .91%         .92%        .90%        .91%          .95%
 Net investment income ........................           .24%(c)            .06%         .57%        .48%        .61%          .72%
Portfolio turnover rate .......................         20.11%             49.30%       45.99%      38.00%      53.67%        59.86%


(a)  Based on average shares outstanding effective period ended June 30, 1999.

(b) Total return does not reflect sales commissions or contingent deferred sales charge, and is not annualized for periods less than one year.

(c)  Annualized

FRANKLIN GROWTH AND INCOME FUND
Financial Statements (continued)

                                                                       CLASS B
                                                      ----------------------------------------------------
                                                      SIX MONTHS ENDED             YEAR ENDED JUNE 30,
                                                      DECEMBER 31, 2000     ------------------------------
                                                        (UNAUDITED)            2000                1999(d)
                                                      ----------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..........       $    16.78            $    11.61         $    10.39
                                                      ----------------------------------------------------
Income from investment operations:
 Net investment loss(a) .......................             (.04)                 (.10)              (.01)
 Net realized and unrealized gains (losses) ...            (1.83)                 5.84               1.28
                                                      ----------------------------------------------------
Total from investment operations ..............            (1.87)                 5.74               1.27
                                                      ----------------------------------------------------
Less distributions from:
 Net investment income ........................             --                    --                 (.05)
 Net realized gains ...........................            (1.02)                 (.57)              --
                                                      ----------------------------------------------------
Total distributions ...........................            (1.02)                 (.57)              (.05)
                                                      ----------------------------------------------------
Net asset value, end of period ................       $    13.89            $    16.78         $    11.61
                                                      ====================================================
Total return(b) ...............................           (11.09)%               50.90%             12.23%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .............       $   23,262            $   15,229         $    1,276
Ratios to average net assets:
 Expenses .....................................             1.62%(c)              1.67%              1.56%(c)
 Net investment loss ..........................            (.05)%(c)              (.65)%            (.32)%(c)
Portfolio turnover rate .......................            20.11%                49.30%             45.99%


(a)  Based on average shares outstanding.

(b) Total return does not reflect contingent deferred sales charge, and is not annualized for periods less than one year.

(c)  Annualized

(d)  For the period January 1, 1999 (effective date) to June 30, 1999.

FRANKLIN GROWTH AND INCOME FUND
Financial Statements (continued)

                                                                                         CLASS C
                                                   --------------------------------------------------------------------------------
                                                   SIX MONTHS ENDED                     YEAR ENDED JUNE 30,
                                                   DECEMBER 31, 2000  -------------------------------------------------------------
                                                      (UNAUDITED)        2000          1999          1998       1997          1996
                                                   --------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..........    $     16.65        $  11.52       $  10.91     $   10.12    $  8.23     $ 7.24
                                                   ------------------------------------------------------------------------------
Income from investment operations:
 Net investment income (loss)(a) ..............           (.04)           (.10)          (.02)         (.01)      (.02)       .02
 Net realized and unrealized gains (losses) ...          (1.84)           5.80           1.23          2.05       2.34       1.45
                                                   ------------------------------------------------------------------------------
Total from investment operations ..............          (1.88)           5.70           1.21          2.04       2.32       1.47
                                                   ------------------------------------------------------------------------------
Less distributions from:
 Net investment income ........................           --              --             (.02)         --         --         (.02)
 Net realized gains ...........................          (1.02)           (.57)          (.58)        (1.25)      (.43)      (.46)
                                                   ------------------------------------------------------------------------------
Total distributions ...........................          (1.02)           (.57)          (.60)        (1.25)      (.43)      (.48)
                                                   ------------------------------------------------------------------------------
Net asset value, end of period ................    $     13.75        $  16.65       $  11.52     $   10.91    $ 10.12     $ 8.23
                                                   ==============================================================================
Total return(b) ...............................         (11.13)%         50.86%         12.11%        21.47%     28.93%     20.94%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .............    $   183,958        $181,087       $ 87,057     $  35,717    $ 9,554     $4,208
Ratios to average net assets:
 Expenses .....................................           1.62%(c)        1.67%          1.68%         1.69%      1.72%      1.77%
 Net investment loss ..........................          (.52)%(c)        (.69)%         (.25)%        (.28)%     (.22)%     (.10)%
Portfolio turnover rate .......................          20.11%          49.30%         45.99%        38.00%     53.67%     59.86%


(a)  Based on average shares outstanding effective period ended June 30, 1999.

(b) Total return does not reflect sales commissions or contingent deferred sales charge, and is not annualized for periods less than one year.

(c)  Annualized

FRANKLIN GROWTH AND INCOME FUND
Financial Statements (continued)

                                                                                        ADVISOR CLASS
                                                     ----------------------------------------------------------------------------
                                                     SIX MONTHS ENDED                           YEAR ENDED JUNE 30,
                                                     DECEMBER 31, 2000   --------------------------------------------------------
                                                     (UNAUDITED)             2000          1999            1998            1997(d)
                                                     ----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..........       $  17.04            $ 11.68         $ 11.00        $ 10.17        $   8.62
                                                     ---------------------------------------------------------------------------
Income from investment operations:
 Net investment income(a) .....................            .04                .04             .08            .07             .03
 Net realized and unrealized gains (losses) ...          (1.87)              5.91            1.25           2.08            1.56
                                                     ---------------------------------------------------------------------------
Total from investment operations ..............          (1.83)              5.95            1.33           2.15            1.59
                                                     ---------------------------------------------------------------------------
Less distributions from:
 Net investment income ........................           (.04)              (.02)           (.07)          (.07)           (.04)
 Net realized gains ...........................          (1.02)              (.57)           (.58)         (1.25)           --
                                                     ---------------------------------------------------------------------------
Total distributions ...........................          (1.06)              (.59)           (.65)         (1.32)           (.04)
                                                     ---------------------------------------------------------------------------
Net asset value, end of period ................       $  14.15            $ 17.04         $ 11.68        $ 11.00        $  10.17
                                                     ===========================================================================
Total return(b) ...............................         (10.66)%            52.52%          13.22%         22.61%          18.47%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .............       $ 10,794            $12,603         $ 7,327        $16,911        $  6,890
Ratios to average net assets:
 Expenses .....................................            .62%(c)            .67%            .70%           .69%            .72%(c)
 Net investment income ........................            .48%(c)            .30%            .80%           .71%            .79%(c)
Portfolio turnover rate .......................          20.11%             49.30%          45.99%         38.00%          53.67%


(a)  Based on average shares outstanding effective period ended June 30, 1999.

(b)  Total return is not annualized for periods less than one year.

(c)  Annualized

(d)  For the period January 2, 1997 (effective date) to June 30, 1997.


                       See notes to financial statements.                     11

FRANKLIN GROWTH AND INCOME FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 2000 (UNAUDITED)

                                                                          COUNTRY           SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS 89.3%

    COMMERCIAL SERVICES 2.9%
(a) Concord EFS Inc. ................................................   United States       500,000       $  21,968,750
    Omnicom Group Inc. ..............................................   United States       126,984          10,523,799
(a) Robert Half International Inc. ..................................   United States       200,000           5,300,000
                                                                                                          -------------
                                                                                                           37,792,549
                                                                                                          -------------
    COMMUNICATIONS 3.6%
    Level 3 Communications Inc. .....................................   United States       159,200           5,223,750
(a) Qwest Communications International Inc. .........................   United States       150,000           6,150,000
(a) Time Warner Telecom Inc., A .....................................   United States       100,000           6,343,750
    Vodafone Group PLC, ADR .........................................   United Kingdom      285,000          10,206,563
(a) VoiceStream Wireless Corp. ......................................   United States       130,000          13,081,250
(a) XO Communications Inc. ..........................................   United States       300,000           5,343,750
                                                                                                          -------------
                                                                                                           46,349,063
                                                                                                          -------------
(a) CONSUMER DURABLES 1.0%
    Electronic Arts Inc. ............................................   United States       300,000          12,787,500
                                                                                                          -------------
    CONSUMER NON-DURABLES 4.2%
    Kimberly-Clark Corp. ............................................   United States       150,000          10,603,500
    PepsiCo Inc. ....................................................   United States       150,000           7,434,375
    Philip Morris Cos. Inc. .........................................   United States       600,000          26,400,000
    Wm. Wrigley Jr. Co. .............................................   United States       110,000          10,539,375
                                                                                                          -------------
                                                                                                           54,977,250
                                                                                                          -------------
    CONSUMER SERVICES 1.4%
(a) Clear Channel Communications Inc. ...............................   United States       190,774           9,240,616
(a) Fox Entertainment Group Inc., A .................................   United States       300,000           5,362,500
    Time Warner Inc. ................................................   United States        60,000           3,134,400
                                                                                                          -------------
                                                                                                           17,737,516
                                                                                                          -------------
    DISTRIBUTION SERVICES .4%
    Cardinal Health Inc. ............................................   United States        50,000           4,981,250
                                                                                                          -------------
    ELECTRONIC TECHNOLOGY 24.2%
(a) Agilent Technologies Inc. .......................................   United States       200,000          10,950,000
(a) Applied Materials Inc. ..........................................   United States       130,000           4,964,375
(a) Applied Micro Circuits Corp. ....................................   United States       240,000          18,011,250
    Brocade Communications Systems Inc. .............................   United States        60,000           5,508,750
(a) Celestica Inc. ..................................................      Canada           240,500          13,047,125
(a) CIENA Corp. .....................................................   United States       260,000          21,108,750
(a) Cisco Systems Inc. ..............................................   United States       650,000          24,862,500
(a) Comverse Technology Inc. ........................................   United States       125,000          13,578,125
    Corning Inc. ....................................................   United States       183,300           9,680,531
(a) EMC Corp. .......................................................   United States       280,000          18,620,000
    Intel Corp. .....................................................   United States       450,000          13,528,125
    International Business Machines Corp. ...........................   United States       100,000           8,500,000
(a) Intersil Holding Corp. ..........................................   United States       300,000           6,881,250
(a) JDS Uniphase Corp. ..............................................   United States       250,000          10,421,875
(a) Juniper Networks Inc. ...........................................   United States       140,000          17,648,750
    Linear Technology Corp. .........................................   United States       350,000          16,187,500

FRANKLIN GROWTH AND INCOME FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 2000 (UNAUDITED) (CONT.)

                                                                        COUNTRY           SHARES              VALUE
---------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)

    ELECTRONIC TECHNOLOGY (CONT.)
    Methode Electronics Inc., A .....................................    United States       200,000       $   4,587,500
    Motorola Inc. ...................................................    United States       375,000           7,593,750
    Network Appliance Inc. ..........................................    United States        80,000           5,135,000
    Nokia Corp., ADR ................................................       Finland          560,000          24,360,000
    Nortel Networks Corp. ...........................................       Canada           300,000           9,618,750
    Oni Systems Corp. ...............................................    United States        50,000           1,978,125
(a) Polycom Inc. ....................................................    United States       100,000           3,218,750
(a) SDL Inc. ........................................................    United States       100,000          14,818,750
    Sun Microsystems Inc. ...........................................    United States       200,000           5,575,000
(a) Tektronix Inc. ..................................................    United States       625,000          21,054,688
    Xilinx Inc. .....................................................    United States       100,000           4,612,500
                                                                                                           -------------
                                                                                                             316,051,719
                                                                                                           -------------
    ENERGY MINERALS 4.0%
    Anadarko Petroleum Corp. ........................................    United States       275,000          19,547,000
    Devon Energy Corp. ..............................................    United States       325,000          19,815,250
    Exxon Mobil Corp. ...............................................    United States       150,000          13,040,625
                                                                                                           -------------
                                                                                                              52,402,875
                                                                                                           -------------
    FINANCE 10.2%
    American Express Co. ............................................    United States       210,000          11,536,875
    American International Group Inc. ...............................    United States       225,000          22,176,563
    Capital One Financial Corp. .....................................    United States       350,000          23,034,375
    Citigroup Inc. ..................................................    United States       373,333          19,063,316
    Federated Investors Inc., B .....................................    United States       462,500          13,470,313
    Fifth Third Bancorp .............................................    United States       150,000           8,962,500
    Fleet Boston Financial Corp. ....................................    United States       177,660           6,673,354
    Goldman Sachs Group Inc. ........................................    United States        75,000           8,020,313
    Merrill Lynch & Co. Inc. ........................................    United States       100,000           6,818,750
    Providian Financial Corp. .......................................    United States       220,000          12,650,000
                                                                                                           -------------
                                                                                                             132,406,359
                                                                                                           -------------
    HEALTH TECHNOLOGY 11.9%
    Abbott Laboratories .............................................    United States       400,000          19,375,000
    American Home Products Corp. ....................................    United States       220,000          13,981,000
(a) Amgen Inc. ......................................................    United States       250,000          15,984,375
    Baxter International Inc. .......................................    United States       115,000          10,155,938
    Bristol-Myers Squibb Co. ........................................    United States       215,000          15,896,563
(a) Genentech Inc. ..................................................    United States       280,000          22,820,000
    Immunex Corp. ...................................................    United States       174,000           7,068,750
(a) Packard BioScience Co. ..........................................    United States       199,100           2,314,538
    Pfizer Inc. .....................................................    United States       500,000          23,000,000
    Serono SA, B ....................................................     Switzerland          6,025           5,800,062
(a) Watson Pharmaceuticals Inc. .....................................    United States       375,000          19,195,313
                                                                                                           -------------
                                                                                                             155,591,539
                                                                                                           -------------

FRANKLIN GROWTH AND INCOME FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 2000 (UNAUDITED) (CONT.)

                                                                        COUNTRY           SHARES              VALUE
---------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)

    INDUSTRIAL SERVICES 4.4%
    Enron Corp. .....................................................   United States       325,000       $  27,015,625
    Halliburton Co. .................................................   United States       350,000          12,687,500
    Transocean Sedco Forex Inc. .....................................   United States       400,000          18,400,000
                                                                                                          -------------
                                                                                                             58,103,125
                                                                                                          -------------
    NON-ENERGY MINERALS .7%
    De Beers Consolidated Mines AG, ADR .............................   South Africa        325,000           8,693,750
                                                                                                          -------------
    PROCESS INDUSTRIES 1.0%
    Ecolab Inc. .....................................................   United States       200,000           8,637,500
(a) Packaging Corp. of America ......................................   United States       303,600           4,895,550
                                                                                                          -------------
                                                                                                             13,533,050
                                                                                                          -------------
    PRODUCER MANUFACTURING 3.2%
    Avery Dennison Corp. ............................................   United States       125,000           6,859,375
    General Electric Co. ............................................   United States       225,000          10,785,938
    Honeywell International Inc. ....................................   United States       220,000          10,408,750
    Tyco International Ltd. .........................................      Bermuda          250,000          13,875,000
                                                                                                          -------------
                                                                                                             41,929,063
                                                                                                          -------------
    REAL ESTATE 1.1%
    Equity Office Properties Trust ..................................   United States       300,000           9,787,500
    MeriStar Hospitality Corp. ......................................   United States       250,000           4,921,875
                                                                                                          -------------
                                                                                                             14,709,375
                                                                                                          -------------
    RETAIL TRADE 2.2%
    Home Depot Inc. .................................................   United States       200,000           9,137,500
    Target Corp. ....................................................   United States       200,000           6,450,000
    Wal-Mart Stores Inc. ............................................   United States       250,000          13,281,250
                                                                                                          -------------
                                                                                                             28,868,750
                                                                                                          -------------
    TECHNOLOGY SERVICES 6.7%
(a) Art Technology Group Inc. .......................................   United States       200,000           6,112,500
(a) i2 Technologies Inc. ............................................   United States       350,000          19,031,250
    Openwave Systems Inc. ...........................................   United States        56,367           2,702,093
(a) Oracle Corp. ....................................................   United States       500,000          14,531,250
(a) Quest Software Inc. .............................................   United States       110,000           3,086,875
(a) Siebel Systems Inc. .............................................   United States       200,000          13,525,000
(a) StorageNetworks Inc. ............................................   United States       247,500           6,141,094
(a) VERITAS Software Corp. ..........................................   United States       255,000          22,312,500
                                                                                                          -------------
                                                                                                             87,442,562
                                                                                                          -------------
    TRANSPORTATION 3.8%
    C.H. Robinson Worldwide Inc. ....................................   United States       500,000          15,718,750
    Expeditors International of Washington Inc. .....................   United States       350,000          18,790,625
    Southwest Airlines Co. ..........................................   United States       455,625          15,277,106
                                                                                                          -------------
                                                                                                             49,786,481
                                                                                                          -------------

FRANKLIN GROWTH AND INCOME FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 2000 (UNAUDITED) (CONT.)

                                                                        COUNTRY           SHARES              VALUE
---------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)

(a) UTILITIES 2.4%
    Montana Power Co. ...............................................   United States       275,000       $   5,706,250
    Southern Energy Inc. ............................................   United States       750,000          21,234,375
    TNPC Inc. .......................................................   United States       400,000           3,925,000
                                                                                                          -------------
                                                                                                             30,865,625
                                                                                                          -------------
    TOTAL COMMON STOCKS (COST $779,618,428) .........................                                     1,165,009,401
                                                                                                          =============
    CONVERTIBLE PREFERRED STOCKS 2.6%
    INDUSTRIAL SERVICES .3%
    Calpine Capital Trust, 5.00%, cvt. pfd. .........................   United States        60,000           3,757,500
                                                                                                          -------------
    UTILITIES 2.3%
(a) AES Trust VII, 6.00%, cvt. pfd. .................................   United States       232,400          15,774,150
    Calpine Capital Trust III, cvt. pfd. ............................   United States       240,000          15,030,000
                                                                                                          -------------
                                                                                                             30,804,150
                                                                                                          -------------
    TOTAL CONVERTIBLE PREFERRED STOCKS (COST $29,516,159) ...........                                        34,561,650
                                                                                                          -------------


                                                                                          PRINCIPAL
                                                                                            AMOUNT
                                                                                            ------
    CONVERTIBLE BONDS 1.9%
    ELECTRONIC TECHNOLOGY .6%
    Level 3 Communications Inc., cvt., 6.00%, 9/15/09 ...............   United States      $2,000,000         1,407,500
    Redback Networks Inc., 144A, cvt., 5.00%, 4/01/07 ...............   United States       5,500,000         3,059,375
    Redback Networks Inc., cvt., 5.00%, 4/01/07 .....................   United States       7,500,000         4,171,875
                                                                                                          -------------
                                                                                                              8,638,750
                                                                                                          -------------
    TECHNOLOGY SERVICES 1.3%
    BEA Systems Inc., cvt., 4.00%, 12/15/06 .........................   United States       8,000,000        16,600,000
                                                                                                          -------------
    TOTAL CONVERTIBLE BONDS (COST $23,848,580) ......................                                        25,238,750
                                                                                                          -------------
    TOTAL LONG TERM INVESTMENTS (COST $832,983,167) .................                                     1,224,809,796
                                                                                                          -------------


                                                                                           SHARES
    SHORT TERM INVESTMENTS 6.2%
    Franklin Institutional Fiduciary Trust Money Market Portfolio
    (COST $80,808,401) ..............................................   United States      80,808,401        80,808,401
                                                                                                         --------------
    TOTAL INVESTMENTS (COST $913,791,568) 100.0% ....................                                     1,305,618,197
    OTHER ASSETS, LESS LIABILITIES ..................................                                          (475,381)
                                                                                                         --------------
    NET ASSETS 100.0% ...............................................                                    $1,305,142,816
                                                                                                         ==============


(a) Non-income producing


                       See notes to financial statements.

FRANKLIN GROWTH AND INCOME FUND
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2000 (UNAUDITED)


Assets:
 Investments in securities:
  Cost .................................................................................    $  913,791,568
                                                                                            ==============
  Value ................................................................................     1,305,618,197
 Cash ..................................................................................             3,359
 Receivables:
  Capital shares sold ..................................................................         3,855,326
  Dividends and interest ...............................................................         1,133,883
                                                                                            --------------
      Total assets .....................................................................     1,310,610,765
                                                                                            --------------
Liabilities:
 Payables:
  Capital shares redeemed ..............................................................         2,941,085
  Affiliates ...........................................................................         1,342,960
  Shareholders .........................................................................         1,081,153
 Other liabilities .....................................................................           102,751
                                                                                            --------------
      Total liabilities ................................................................         5,467,949
                                                                                            --------------
       Net assets, at value ............................................................    $1,305,142,816
                                                                                            ==============
Net assets consist of:
 Undistributed net investment income ...................................................    $      134,802
 Net unrealized appreciation ...........................................................       391,826,629
 Accumulated net realized gain .........................................................        32,504,138
 Capital shares ........................................................................       880,677,247
                                                                                            --------------
      Net assets, at value .............................................................    $1,305,142,816
                                                                                            ==============


                       See notes to financial statements.

FRANKLIN GROWTH AND INCOME FUND
Financial Statements (continued)

STATEMENT OF ASSETS AND LIABILITIES (CONT.)
DECEMBER 31, 2000 (UNAUDITED)

CLASS A:
 Net assets, at value ..................................................................    $1,087,128,340
                                                                                            ==============
 Shares outstanding ....................................................................        77,003,566
                                                                                            ==============
 Net asset value per share* ............................................................            $14.12
                                                                                            ==============
 Maximum offering price per share (net asset value per share / 94.25%, respectively) ...            $14.98
                                                                                            ==============
CLASS B:
 Net assets, at value ..................................................................     $  23,261,930
                                                                                            ==============
 Shares outstanding ....................................................................         1,675,303
                                                                                            ==============
 Net asset value and maximum offering price per share* .................................            $13.89
                                                                                            ==============

CLASS C:
 Net assets, at value ..................................................................     $ 183,958,393
                                                                                            ==============
 Shares outstanding ....................................................................        13,374,688
                                                                                            ==============
 Net asset value per share* ............................................................            $13.75
                                                                                            ==============
 Maximum offering price per share (net asset value per share / 99%, respectively) ......            $13.89
                                                                                            ==============

ADVISOR CLASS:
 Net assets, at value ..................................................................     $  10,794,153
                                                                                            ==============
 Shares outstanding ....................................................................           763,035
                                                                                            ==============
 Net asset value and maximum offering price per share ..................................            $14.15
                                                                                            ==============


* Redemption price is equal to net asset value less any applicable contingent deferred sales charge.


                       See notes to financial statements.

FRANKLIN GROWTH AND INCOME FUND
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2000 (UNAUDITED)


Investment income:
 (net of foreign taxes and fees of $6,431)
  Dividends (Note 3) ...................................................................    $   6,251,655
  Interest .............................................................................        1,565,834
                                                                                            -------------
      Total investment income ..........................................................        7,817,489
                                                                                            -------------
Expenses:
 Management fees (Note 3) ..............................................................        3,168,328
 Distribution fees (Note 3)
  Class A ..............................................................................        1,497,678
  Class B ..............................................................................           99,682
  Class C ..............................................................................          975,244
 Transfer agent fees (Note 3) ..........................................................          850,183
 Custodian fees ........................................................................           11,804
 Reports to shareholders ...............................................................          116,487
 Registration and filing fees ..........................................................          130,542
 Professional fees (Note 3) ............................................................           54,529
 Trustees' fees and expenses ...........................................................           18,881
 Other .................................................................................           29,628
                                                                                            -------------
      Total expenses ...................................................................        6,952,986
                                                                                            -------------
       Net investment income ...........................................................          864,503
                                                                                            -------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments ..........................................................................       52,532,497
  Foreign currency transactions ........................................................             (281)
                                                                                            -------------
      Net realized gain ................................................................       52,532,216
  Net unrealized depreciation on investments ...........................................     (213,675,891)
                                                                                            -------------
Net realized and unrealized loss .......................................................     (161,143,675)
                                                                                            -------------
Net decrease in net assets resulting from operations ...................................    $(160,279,172)
                                                                                            =============


                       See notes to financial statements.

FRANKLIN GROWTH AND INCOME FUND
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2000 (UNAUDITED)
AND THE YEAR ENDED JUNE 30, 1999

                                                                              SIX MONTHS             YEAR
                                                                                 ENDED               ENDED
                                                                          DECEMBER 31, 2000     JUNE 30, 2000
                                                                          -----------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income (loss) .........................................   $      864,503     $     (335,091)
  Net realized gain from investments and foreign currency transactions .       52,532,216        110,057,754
  Net unrealized appreciation (depreciation) on investments ............     (213,675,891)       305,789,258
                                                                           ---------------------------------
      Net increase (decrease) in net assets resulting from operations..      (160,279,172)       415,511,921
 Distributions to shareholders from:
  Net investment income:
   Class A .............................................................         (704,048)          (227,134)
   Advisor Class .......................................................          (25,653)           (14,870)
  Net realized gains:
   Class A .............................................................      (72,774,127)       (33,225,141)
   Class B .............................................................       (1,455,290)          (127,137)
   Class C .............................................................      (12,536,436)        (4,285,718)
   Advisor Class .......................................................         (715,983)          (361,597)
                                                                           ---------------------------------
 Total distributions to shareholders ...................................      (88,211,537)       (38,241,597)
 Capital share transactions: (Note 2)
   Class A .............................................................      128,345,157        127,497,357
   Class B .............................................................       12,309,668         12,125,314
   Class C .............................................................       38,651,606         51,389,298
   Advisor Class .......................................................          232,724          1,544,927
                                                                           ---------------------------------
 Total capital share transactions ......................................      179,539,155        192,556,896
      Net increase (decrease) in net assets ............................      (68,951,554)       569,827,220
Net assets
 Beginning of period ...................................................    1,374,094,370        804,267,150
                                                                           ---------------------------------
 End of period .........................................................   $1,305,142,816     $1,374,094,370
                                                                           =================================
Undistributed net investment income included in net assets:
 End of period .........................................................   $      134,802     $           --
                                                                           =================================


                       See notes to financial statements.

FRANKLIN GROWTH AND INCOME FUND
Notes to Financial Statements (unaudited)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Growth and Income Fund (the Trust) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of one fund (the Fund). The Fund seeks to provide capital growth.

On July 14, 2000, the Board of Directors approved an Agreement and Plan of Reorganization (the Agreement) whereby the Fund would be reorganized and its domicile changed from a California corporation to a Delaware business trust. In connection with these changes, the Trust's name was also changed to Franklin Growth and Income Fund, formerly known as the Franklin Equity Fund. On August 4, 2000, shareholders of Franklin Growth and Income Fund approved the agreement.

The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Bond discount is amortized on an income tax basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

FRANKLIN GROWTH AND INCOME FUND
Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS: (CONT.)

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

e. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.


2. SHARES OF BENEFICIAL INTEREST

The Fund offers four classes of shares: Class A, Class B, Class C and Advisor Class. Effective January 1, 1999, Class I and Class II were renamed Class A and Class C, respectively, and the fund began offering a new class of shares, Class
B. Each class of shares differs by its initial sales load, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At December 31, 2000, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Fund's shares were as follows:

                                                         SIX MONTHS ENDED                     YEAR ENDED
                                                         DECEMBER 31, 2000                  JUNE 30, 2000
                                                   ------------------------------------------------------------
                                                       SHARES         AMOUNT           SHARES          AMOUNT
                                                   ------------------------------------------------------------
CLASS A SHARES:
Shares sold                                         17,952,261    $307,335,805       42,731,775    $636,675,215
Shares issued in reinvestment of distributions       4,852,503      66,692,755        2,350,735      30,771,000
Shares redeemed                                    (14,326,225)   (245,683,403)     (37,279,988)   (539,948,858)
                                                   ------------------------------------------------------------
Net increase                                         8,478,539    $128,345,157        7,802,522    $127,497,357
                                                   ============================================================
CLASS B SHARES:
Shares sold                                            744,584    $ 12,187,219          897,485    $ 13,705,588
Shares issued in reinvestment of distributions         101,461       1,370,733            9,243         120,043
Shares redeemed                                        (78,186)     (1,248,284)        (109,192)     (1,700,317)
                                                   ------------------------------------------------------------
Net increase                                           767,859    $ 12,309,668          797,536    $ 12,125,314
                                                   ============================================================
CLASS C SHARES:
Shares sold                                          3,417,849    $ 56,483,654        7,145,650    $107,062,562
Shares issued in reinvestment of distributions         863,261      11,559,061          303,332       3,906,920
Shares redeemed                                     (1,784,400)    (29,391,109)      (4,127,447)    (59,580,184)
                                                   ------------------------------------------------------------
Net increase                                         2,496,710    $ 38,651,606        3,321,535    $ 51,389,298
                                                   ============================================================

FRANKLIN GROWTH AND INCOME FUND
Notes to Financial Statements (unaudited) (continued)

2. SHARES OF BENEFICIAL INTEREST (CONT.)

                                                         SIX MONTHS ENDED                YEAR ENDED
                                                         DECEMBER 31, 2000              JUNE 30, 2000
                                                       ----------------------------------------------------
                                                        SHARES        AMOUNT          SHARES       AMOUNT
                                                       ----------------------------------------------------
ADVISOR CLASS SHARES:
Shares sold                                             45,728    $   754,409        825,504   $ 13,657,006
Shares issued in reinvestment of distributions          51,600        712,949         27,512        360,412
Shares redeemed                                        (73,898)    (1,234,634)      (740,608)   (12,472,491)
                                                       ----------------------------------------------------
Net increase                                            23,430    $   232,724        112,408   $  1,544,927
                                                       ====================================================

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Fund are also officers and/or directors of Franklin Advisers, Inc. (Advisers), Franklin Templeton Services, LLC (FT Services), Franklin/Templeton Distributors, Inc. (Distributors), and Franklin/Templeton Investor Services, LLC (Investor Services), the Fund's investment manager, administrative manager, principal underwriter and transfer agent, respectively.

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund) which is managed by Advisers.

The Fund earned $2,486,003 in dividend income from investments in the Sweep Money Fund.

The Fund pays an investment management fee to Advisers based on the net assets of the Fund as follows:

     ANNUALIZED
      FEE RATE    MONTH-END NET ASSETS
     ----------------------------------------------------------------
        .625%     First $100 million
        .500%     Over $100 million, up to and including $250 million
        .450%     In excess of $250 million

Management Fees were reduced on assets invested in the Sweep Money Fund.

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

The Fund reimburses Distributors up to .25%, 1.00% and 1.00% per year of its average daily net assets of Class A, Class B and Class C, respectively, for costs incurred in marketing the Fund's shares.

Distributors paid net commissions on sales of Fund shares, and received contingent deferred sales charges for the period of $596,831 and $33,013, respectively.

The Fund paid transfer agent fees of $850,183, of which $657,851 was paid to Investor Services.

Included in professional fees are legal fees of $1,748 that were paid to a law firm in which a partner was an officer of the Fund.

FRANKLIN GROWTH AND INCOME FUND
Notes to Financial Statements (unaudited) (continued)

4. INCOME TAXES

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions. Net realized capital gains differ for financial statement and tax purposes primarily due to differing treatment of foreign currency transactions and wash sales.

At December 31, 2000, the net unrealized appreciation based on the cost of investments for income tax purposes of $914,827,766 was as follows:

      Unrealized appreciation            $471,393,636
      Unrealized depreciation             (80,603,205)
                                         ------------
      Net unrealized appreciation        $390,790,431
                                         ============

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended December 31, 2000 aggregated $370,203,941 and $263,458,651, respectively.


6. MERGER WITH THE FRANKLIN ASSET ALLOCATION FUND

On February 8, 2001, the Franklin Growth and Income Fund acquired the net assets of the Franklin Asset Allocation Fund, pursuant to a plan of reorganization approved by the Franklin Asset Allocation Fund's shareholders. The merger was accomplished by a tax-free exchange of 8,677,232 Class A shares, 710,933 Class C shares, and 88,061 Advisor Class shares of the Franklin Growth and Income Fund (valued at $13.87, $13.50, and $13.91, respectively) for the net assets of the Franklin Asset Allocation Fund which aggregated $131,175,739, including $26,238,202 of unrealized appreciation. The merger was accounted for as a pooling-of-interests without reinstatement for financial reporting purposes. The combined net assets of the Franklin Growth and Income Fund immediately after the merger were $1,474,365,708.


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